Delaware Tax-Exempt Income Fund
Delaware Tax-Exempt Income Fund
What is the Fund’s investment objective?
Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Exempt Income Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Exempt Income Fund		Class A		Institutional Class	Class R6
Management fees		0.50%		0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	[1]	none	none
Other expenses		0.14%		0.14%	0.11%	[2]
Total annual fund operating expenses		0.89%		0.64%	0.61%
Fee waivers and expense reimbursements	[3]	(0.10%)		none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		0.79%		0.64%	0.61%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Fund.
[2]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.70% and 0.62% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Exempt Income Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	353	531	735	1,323
Institutional Class	65	205	357	798
Class R6	62	195	340	762

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

LIBOR risk — The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such “fallback provisions” and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Tax Exempt Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.21%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.19% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.01% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Exempt Income Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(3.87%)	2.05%	3.49%
Class A | After Taxes on Distributions		(3.87%)	2.05%	3.49%
Class A | After Taxes on Distributions and Sales		(0.91%)	2.31%	3.56%
Institutional Class		1.72%	2.83%		1.92%	May 01, 2013
Class R6		0.52%	3.07%		1.84%	May 01, 2013
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.54%	3.23%	4.19%	2.38%
Bloomberg Barclays 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)	[1]	1.58%	3.00%	3.89%	2.22%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its primary broad-based securities index to the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as of Oct. 4, 2019. The Fund had previously changed its primary broad-based securities index to the Bloomberg Barclays 1-15 Year Municipal Index as of Jan. 31, 2019. In each case the Fund elected to use the new index because it more closely reflects the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Exempt Opportunities Fund
Delaware Tax-Exempt Opportunities Fund
What is the Fund’s investment objective?
Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Exempt Opportunities Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Exempt Opportunities Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.18%	0.18%	0.13%	[1]
Total annual fund operating expenses		0.98%	0.73%	0.68%
Fee waivers and expense reimbursements	[2]	(0.03%)	(0.07%)	(0.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.95%	0.66%	0.65%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95%, 0.66% and 0.65% of the Fund's average daily net assets for Class A shares, Institutional Class and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Exempt Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	543	742	962	1,592
Institutional Class	67	219	392	893
Class R6	66	211	373	841

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 135% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Tax Exempt Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.19%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.82% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -6.04% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Exempt Opportunities Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(4.42%)	2.70%	4.25%
Class A | After Taxes on Distributions		(4.42%)	2.70%	4.24%
Class A | After Taxes on Distributions and Sales		(1.46%)	2.71%	4.09%
Institutional Class		1.44%	3.22%		2.01%	May 01, 2013
Class R6		(0.71%)	3.63%		1.98%	May 01, 2013
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free California II Fund
Delaware Tax-Free California II Fund
What is the Fund’s investment objective?
Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free California II Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free California II Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.21%	[1]
Total annual fund operating expenses		1.02%	0.77%	0.76%
Fee waivers and expense reimbursements	[2]	(0.10%)	(0.13%)	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.92%	0.64%	0.65%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.64% and 0.65% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free California II Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	540	741	969	1,624
Institutional Class	65	219	402	929
Class R6	66	220	400	921

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 48% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect California's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free California II Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors California Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.35%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.25% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.31% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Free California II Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(3.80%)	2.69%	4.26%
Class A | After Taxes on Distributions		(3.80%)	2.69%	4.25%
Class A | After Taxes on Distributions and Sales		(1.03%)	2.71%	4.05%
Institutional Class		1.66%	3.43%		2.49%	May 01, 2013
Class R6		0.55%	3.78%		2.48%	May 01, 2013
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free New Jersey Fund
Delaware Tax-Free New Jersey Fund
What is the Fund’s investment objective?
Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free New Jersey Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free New Jersey Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.24%	[1]
Total annual fund operating expenses		1.02%	0.77%	0.79%
Fee waivers and expense reimbursements	[2]	(0.12%)	(0.09%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%	0.68%	0.66%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90%, 0.68% and 0.66% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free New Jersey Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	538	737	965	1,620
Institutional Class	69	228	410	937
Class R6	67	226	412	953

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New Jersey and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New Jersey's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New Jersey Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors New Jersey Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.86%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.29% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Free New Jersey Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(3.70%)	2.30%	3.64%
Class A | After Taxes on Distributions		(3.70%)	2.30%	3.64%
Class A | After Taxes on Distributions and Sales		(0.91%)	2.41%	3.61%
Institutional Class		1.89%	3.05%		1.91%	May 01, 2013
Class R6		0.55%	3.33%		1.87%	May 01, 2013
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free New York II Fund
Delaware Tax-Free New York II Fund
What is the Fund’s investment objective?
Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free New York II Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free New York II Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.14%	0.14%	0.15%	[1]
Total annual fund operating expenses		0.94%	0.69%	0.70%
Fee waivers and expense reimbursements	[2]	(0.08%)	(0.09%)	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.86%	0.60%	0.62%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86%, 0.60% and 0.62% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free New York II Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	534	720	931	1,538
Institutional Class	61	202	366	841
Class R6	63	207	373	855

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 47% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New York's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New York II Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors New York Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.30%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.89% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.11% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Free New York II Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(4.00%)	2.16%	3.55%
Class A | After Taxes on Distributions		(4.00%)	2.16%	3.55%
Class A | After Taxes on Distributions and Sales		(1.09%)	2.33%	3.55%
Institutional Class		1.51%	2.93%		1.91%	May 01, 2013
Class R6		0.31%	3.22%		1.90%	May 01, 2013
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free Oregon Fund
Delaware Tax-Free Oregon Fund
What is the Fund’s investment objective?
Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free Oregon Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free Oregon Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.25%	[1]
Total annual fund operating expenses		1.02%	0.77%	0.80%
Fee waivers and expense reimbursements	[2]	(0.11%)	(0.11%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.91%	0.66%	0.67%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91%, 0.66% and 0.67% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free Oregon Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	539	739	967	1,622
Institutional Class	67	223	406	933
Class R6	68	229	418	965

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 49% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect Oregon's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free Oregon Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Oregon Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.03%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.51% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.78% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Tax-Free Oregon Fund		1 year	5 years	10 years	Life of Class (If less than 10 years)	Inception Date
Class A		(4.05%)	2.13%	3.56%
Class A | After Taxes on Distributions		(4.05%)	2.13%	3.56%
Class A | After Taxes on Distributions and Sales		(1.30%)	2.23%	3.48%
Institutional Class		1.66%	2.89%		1.64%	May 01, 2013
Class R6		0.21%	3.19%		1.62%	May 01, 2013
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	3.90%	5.12%	2.68%
[1]	The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.